Vessels, net, Advances for Vessels under Construction (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Vessels, net [Abstract]
Beginning balance	$ 0
Additions	8,567
Advances paid	7,599
Capitalized expenses	1,082
Capitalized imputed interest	629
Foreign currency translation differences	330
Ending balance	$ 18,207